Supplemental Guarantor Condensed Consolidating Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements

As described in Note 6 "Borrowings" in the Company's December 31, 2014 audited consolidated financial statements, the Company’s 12.625% senior notes, 11.25% senior notes, 10.625% senior notes, and 11.75% senior subordinated notes are guaranteed by most of the existing and future, direct and indirect, wholly owned, domestic subsidiaries of the Company (Guarantors). The Guarantors guarantee the senior secured revolving credit facility, senior secured term loan facility, the 8.875% senior secured notes, the 7.375% senior secured notes, and the 6.75% senior secured notes, which rank senior in right of payment to all existing and future unsecured and second lien indebtedness of the Company’s guarantor subsidiaries to the extent of the value of the collateral. The Guarantors guarantee the 8.25% and 8.75% senior second lien notes which rank senior in right of payment to all existing and future unsecured indebtedness of the Company’s guarantor subsidiaries to the extent of the value of the collateral. The 12.625% senior note, 10.625% senior note, and 11.25% senior note guarantees are unsecured and rank equally in right of payment with all existing and future senior indebtedness of the guarantor subsidiaries but senior in right of payment to all existing and future subordinated indebtedness of the Company’s guarantor subsidiaries. The 11.75% senior subordinated note guarantees are unsecured and ranks equally in right of payment with all existing and future senior subordinated indebtedness of the guarantor subsidiaries.

All of the above guarantees are full, unconditional, and joint and several and each of the Guarantors is 100% owned, directly or indirectly, by the Company. None of the other subsidiaries of the Company, either direct or indirect, guarantee the notes (Non-Guarantors). The Guarantors are subject to release under certain circumstances as described below.

The credit agreement governing the guarantees of the senior secured revolving credit facility and senior secured term loan facility provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including under the following circumstances:

•
the Guarantor ceases to be a “restricted subsidiary” for purpose of the agreement because the Company no longer directly or indirectly owns 50% of the equity or, if a corporation, stock having voting power to elect a majority of the board of directors of the Guarantor; or

•	the Guarantor is designated as an “unrestricted subsidiary” for purposes of the agreement covenants; or

•
the Guarantor is no longer wholly owned by the Company subject to the value of all Guarantors released under this provision does not exceed (x) 10% of the Company’s Covenant EBITDA plus (y) the amount of investments permitted under the agreement in respect of non-guarantors.

The indentures governing all of the other guarantees described above provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	the sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the results of operations, comprehensive income, financial position and cash flows of the Company (FDC Parent Company), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and consolidation adjustments for the period presented to arrive at the information for the Company on a consolidated basis.
CONSOLIDATED STATEMENTS OF OPERATIONS

	Three months ended June 30, 2015
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$980	$764	$(77)	$1,667
Product sales and other	—	176	118	(15)	279
Reimbursable debit network fees, postage, and other	—	627	299	—	926
Total revenues	—	1,783	1,181	(92)	2,872
Expenses:
Cost of services (exclusive of items shown below)	—	372	360	(77)	655
Cost of products sold	—	60	40	(15)	85
Selling, general, and administrative	27	290	209	—	526
Reimbursable debit network fees, postage, and other	—	627	299	—	926
Depreciation and amortization	5	151	96	—	252
Other operating expenses:
Restructuring, net	7	2	10	—	19
Total expenses	39	1,502	1,014	(92)	2,463
Operating (loss) profit	(39)	281	167	—	409
Interest income	—	—	1	—	1
Interest expense	(403)	(3)	—	—	(406)
Interest income (expense) from intercompany notes	77	(79)	2	—	—
Other income (expense)	(30)	3	3	—	(24)
Equity earnings from consolidated subsidiaries	135	85	—	(220)	—
	(221)	6	6	(220)	(429)
Income (loss) before income taxes and equity earnings in affiliates	(260)	287	173	(220)	(20)
Income tax (benefit) expense	(234)	197	47	—	10
Equity earnings in affiliates	—	55	8	—	63
Net income (loss)	(26)	145	134	(220)	33
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	18	41	59
Net (loss) income attributable to First Data Corporation	$(26)	$145	$116	$(261)	$(26)
Comprehensive income (loss)	$8	$144	$194	$(275)	$71
Less: Comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	21	41	62
Comprehensive income (loss) attributable to First Data Corporation	$8	$144	$173	$(316)	$9

	Six months ended June 30, 2015
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,894	$1,489	$(150)	$3,233
Product sales and other	—	341	223	(29)	535
Reimbursable debit network fees, postage, and other	—	1,228	571	—	1,799
Total revenues	—	3,463	2,283	(179)	5,567
Expenses:
Cost of services (exclusive of items shown below)	—	777	742	(150)	1,369
Cost of products sold	—	113	77	(29)	161
Selling, general, and administrative	59	577	410	—	1,046
Reimbursable debit network fees, postage, and other	—	1,228	571	—	1,799
Depreciation and amortization	9	301	193	—	503
Other operating expenses:
Restructuring, net	6	4	10	—	20
Total expenses	74	3,000	2,003	(179)	4,898
Operating (loss) profit	(74)	463	280	—	669
Interest income	—	—	2	—	2
Interest expense	(805)	(6)	(2)	—	(813)
Interest income (expense) from intercompany notes	158	(156)	(2)	—	—
Other income (expense)	39	3	(31)	—	11
Equity earnings from consolidated subsidiaries	307	123	—	(430)	—
	(301)	(36)	(33)	(430)	(800)
(Loss) income before income taxes and equity earnings in affiliates	(375)	427	247	(430)	(131)
Income tax (benefit) expense	(237)	200	50	—	13
Equity earnings in affiliates	—	103	11	—	114
Net (loss) income	(138)	330	208	(430)	(30)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	34	74	108
Net (loss) income attributable to First Data Corporation	$(138)	$330	$174	$(504)	$(138)
Comprehensive (loss) income	$(259)	$302	$38	$(240)	$(159)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	26	74	100
Comprehensive (loss) income attributable to First Data Corporation	$(259)	$302	$12	$(314)	$(259)

	Three months ended June 30, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$943	$790	$(61)	$1,672
Product sales and other	—	145	105	(15)	235
Reimbursable debit network fees, postage, and other	—	653	277	—	930
Total revenues	—	1,741	1,172	(76)	2,837
Expenses:
Cost of services (exclusive of items shown below)	—	353	373	(61)	665
Cost of products sold	—	54	42	(15)	81
Selling, general, and administrative	34	279	199	—	512
Reimbursable debit network fees, postage, and other	—	653	277	—	930
Depreciation and amortization	3	151	109	—	263
Other operating expenses:
Restructuring, net	4	1	(1)	—	4
Total expenses	41	1,491	999	(76)	2,455
Operating (loss) profit	(41)	250	173	—	382
Interest income	—	—	4	—	4
Interest expense	(459)	(2)	(2)	—	(463)
Interest income (expense) from intercompany notes	79	(69)	(10)	—	—
Other (expense) income	(3)	88	(3)	—	82
Equity earnings from consolidated subsidiaries	251	95	—	(346)	—
	(132)	112	(11)	(346)	(377)
(Loss) income before income taxes and equity earnings in affiliates	(173)	362	162	(346)	5
Income tax (benefit) expense	(139)	174	5	—	40
Equity earnings in affiliates	—	53	5	—	58
Net (loss) income	(34)	241	162	(346)	23
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	16	41	57
Net (loss) income attributable to First Data Corporation	$(34)	$241	$146	$(387)	$(34)
Comprehensive (loss) income	$(32)	$185	$255	$(384)	$24
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	15	41	56
Comprehensive (loss) income attributable to First Data Corporation	$(32)	$185	$240	$(425)	$(32)

	Six months ended June 30, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,818	$1,514	$(120)	$3,212
Product sales and other	—	286	204	(30)	460
Reimbursable debit network fees, postage, and other	—	1,279	526	—	1,805
Total revenues	—	3,383	2,244	(150)	5,477
Expenses:
Cost of services (exclusive of items shown below)	—	690	730	(120)	1,300
Cost of products sold	—	106	84	(30)	160
Selling, general, and administrative	76	554	380	—	1,010
Reimbursable debit network fees, postage, and other	—	1,279	526	—	1,805
Depreciation and amortization	5	305	218	—	528
Other operating expenses:
Restructuring, net	5	3	(1)	—	7
Total expenses	86	2,937	1,937	(150)	4,810
Operating (loss) profit	(86)	446	307	—	667
Interest income	—	—	7	—	7
Interest expense	(920)	(4)	(3)	—	(927)
Loss on debt extinguishment	(3)	—	—	—	(3)
Interest income (expense) from intercompany notes	158	(139)	(19)	—	—
Other (expense) income	(1)	88	(4)	—	83
Equity earnings from consolidated subsidiaries	401	131	—	(532)	—
	(365)	76	(19)	(532)	(840)
(Loss) income before income taxes and equity earnings in affiliates	(451)	522	288	(532)	(173)
Income tax (benefit) expense	(216)	239	54	—	77
Equity earnings in affiliates	—	99	9	—	108
Net (loss) income	(235)	382	243	(532)	(142)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	31	62	93
Net (loss) income attributable to First Data Corporation	$(235)	$382	$212	$(594)	$(235)
Comprehensive (loss) income	$(250)	$305	$347	$(559)	$(157)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	31	62	93
Comprehensive (loss) income attributable to First Data Corporation	$(250)	$305	$316	$(621)	$(250)

CONSOLIDATED BALANCE SHEETS

	As of June 30, 2015
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$10	$33	$305	$—	$348
Accounts receivable, net of allowance for doubtful accounts	15	790	926	—	1,731
Settlement assets (a)	—	3,747	4,284	—	8,031
Intercompany notes receivable	3,447	314	—	(3,761)	—
Other current assets	100	193	117	—	410
Total current assets	3,572	5,077	5,632	(3,761)	10,520
Property and equipment, net of accumulated depreciation	37	631	263	—	931
Goodwill	—	9,140	7,815	—	16,955
Customer relationships, net of accumulated amortization	—	1,366	1,017	—	2,383
Other intangibles, net of accumulated amortization	604	668	500	—	1,772
Investment in affiliates	5	927	166	—	1,098
Long-term intercompany receivables	8,129	14,934	5,740	(28,803)	—
Long-term intercompany notes receivable	326	1	9	(336)	—
Long-term deferred tax assets	631	—	—	(631)	—
Other long-term assets	277	338	307	(84)	838
Investment in consolidated subsidiaries	24,553	5,322	—	(29,875)	—
Total assets	$38,134	$38,404	$21,449	$(63,490)	$34,497
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2	$184	$97	$—	$283
Short-term and current portion of long-term borrowings	204	71	32	—	307
Settlement obligations (a)	—	3,747	4,284	—	8,031
Intercompany notes payable	314	3,419	28	(3,761)	—
Other current liabilities	528	546	425	—	1,499
Total current liabilities	1,048	7,967	4,866	(3,761)	10,120
Long-term borrowings	20,604	116	1	—	20,721
Long-term deferred tax liabilities	—	991	176	(631)	536
Long-term intercompany payables	16,717	8,105	3,981	(28,803)	—
Long-term intercompany notes payable	9	264	63	(336)	—
Other long-term liabilities	583	214	119	(84)	832
Total liabilities	38,961	17,657	9,206	(33,615)	32,209
Redeemable equity interest	—	—	78	(78)	—
Redeemable noncontrolling interest	—	—	—	78	78
First Data Corporation shareholder's (deficit) equity	(827)	20,747	6,068	(26,815)	(827)
Noncontrolling interests	—	—	86	2,951	3,037
Equity of consolidated alliance	—	—	6,011	(6,011)	—
Total equity	(827)	20,747	12,165	(29,875)	2,210
Total liabilities and equity	$38,134	$38,404	$21,449	$(63,490)	$34,497

(a)
The majority of the Guarantor settlement assets relate to the Company’s merchant acquiring business. The Company believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	As of December 31, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$23	$335	$—	$358
Accounts receivable, net of allowance for doubtful accounts	8	729	1,015	—	1,752
Settlement assets (a)	—	3,849	3,706	—	7,555
Intercompany notes receivable	3,375	307	—	(3,682)	—
Other current assets	44	119	126	—	289
Total current assets	3,427	5,027	5,182	(3,682)	9,954
Property and equipment, net of accumulated depreciation	33	619	278	—	930
Goodwill	—	9,085	7,932	—	17,017
Customer relationships, net of accumulated amortization	—	1,469	1,135	—	2,604
Other intangibles, net of accumulated amortization	603	623	519	—	1,745
Investment in affiliates	—	948	153	—	1,101
Long-term intercompany receivables	6,064	14,442	5,135	(25,641)	—
Long-term intercompany notes receivable	320	1	9	(330)	—
Long-term deferred tax assets	671	—	—	(671)	—
Other long-term assets	328	317	301	(97)	849
Investment in consolidated subsidiaries	24,474	5,331	—	(29,805)	—
Total assets	$35,920	$37,862	$20,644	$(60,226)	$34,200
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$9	$171	$100	$—	$280
Short-term and current portion of long-term borrowings	20	64	77	—	161
Settlement obligations (a)	—	3,849	3,708	—	7,557
Intercompany notes payable	309	3,346	27	(3,682)	—
Other current liabilities	583	528	422	—	1,533
Total current liabilities	921	7,958	4,334	(3,682)	9,531
Long-term borrowings	20,627	131	2	—	20,760
Long-term deferred tax liabilities	—	1,024	168	(671)	521
Long-term intercompany payables	14,397	7,804	3,440	(25,641)	—
Long-term intercompany notes payable	9	260	61	(330)	—
Other long-term liabilities	536	225	124	(97)	788
Total liabilities	36,490	17,402	8,129	(30,421)	31,600
Redeemable equity interest	—	—	70	(70)	—
Redeemable noncontrolling interest	—	—	—	70	70
First Data Corporation shareholder's (deficit) equity	(570)	20,460	6,241	(26,701)	(570)
Noncontrolling interests	—	—	101	2,999	3,100
Equity of consolidated alliance	—	—	6,103	(6,103)	—
Total equity	(570)	20,460	12,445	(29,805)	2,530
Total liabilities and equity	$35,920	$37,862	$20,644	$(60,226)	$34,200

(a)
The majority of the Guarantor settlement assets relate to the Company’s merchant acquiring business. The Company believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Six months ended June 30, 2015
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(138)	$330	$208	$(430)	$(30)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	9	340	208	—	557
(Gains) charges related to other operating expenses and other income (expense)	(33)	1	41	—	9
Other non-cash and non-operating items, net	(260)	(192)	(15)	430	(37)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	(304)	180	78	—	(46)
Net cash (used in) provided by operating activities	(726)	659	520	—	453
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	—	3	—	—	3
Additions to property and equipment	(6)	(64)	(64)	—	(134)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	—	(122)	(28)	—	(150)
Acquisitions, net of cash acquired	(70)	(19)	—	—	(89)
Purchase of investments	(17)	—	—	—	(17)
Distributions and dividends from subsidiaries	67	128	—	(195)	—
Net cash used in investing activities	(26)	(74)	(92)	(195)	(387)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	194	—	(37)	—	157
Principal payments on long-term debt	(10)	(36)	(6)	—	(52)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(41)	(122)	(163)
Distributions paid to equity holders	—	—	(250)	250	—
Capital transactions, net	(12)	—	(67)	67	(12)
Intercompany	590	(539)	(51)	—	—
Net cash provided by (used in) financing activities	762	(575)	(452)	195	(70)
Effect of exchange rate changes on cash and cash equivalents	—	—	(6)	—	(6)
Change in cash and cash equivalents	10	10	(30)	—	(10)
Cash and cash equivalents at beginning of period	—	23	335	—	358
Cash and cash equivalents at end of period	$10	$33	$305	$—	$348

	Six months ended June 30, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(235)	$382	$243	$(532)	$(142)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	5	344	233	—	582
Charges (gains) related to other operating expenses and other income (expense)	9	(84)	2	—	(73)
Other non-cash and non-operating items, net	(346)	(201)	(23)	532	(38)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(337)	429	(32)	—	60
Net cash (used in) provided by operating activities	(904)	870	423	—	389
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	—	259	—	—	259
Additions to property and equipment	(1)	(57)	(75)	—	(133)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	—	(78)	(33)	—	(111)
Proceeds from sale of property and equipment	—	2	—	—	2
Distributions and dividends from subsidiaries	75	116	—	(191)	—
Net cash provided by (used in) investing activities	74	242	(108)	(191)	17
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	12	—	12
Proceeds from issuance of long-term debt	845	—	—	—	845
Debt modification payments and related financing costs, net	(97)	—	—	—	(97)
Principal payments on long-term debt	(845)	(35)	(3)	—	(883)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(26)	(110)	(136)
Distributions paid to equity holders	—	—	(227)	227	—
Capital transactions, net	(19)	(44)	(30)	74	(19)
Intercompany	1,105	(1,026)	(79)	—	—
Net cash provided by (used in) financing activities	989	(1,105)	(353)	191	(278)
Effect of exchange rate changes on cash and cash equivalents	—	(8)	3	—	(5)
Change in cash and cash equivalents	159	(1)	(35)	—	123
Cash and cash equivalents at beginning of period	36	33	356	—	425
Cash and cash equivalents at end of period	$195	$32	$321	$—	$548

Supplemental Guarantor Condensed Consolidating Financial Statements

As described in Note 6 "Borrowings" of these consolidated financial statements, FDC’s 12.625% senior notes, 11.25% senior notes, 10.625% senior notes, and 11.75% senior subordinated notes are guaranteed by most of the existing and future, direct and indirect, wholly owned, domestic subsidiaries of FDC (Guarantors). The Guarantors guarantee the senior secured revolving credit facility, senior secured term loan facility, the 8.875% senior secured notes, the 7.375% senior secured notes, and the 6.75% senior secured notes, which rank senior in right of payment to all existing and future unsecured and second lien indebtedness of FDC’s guarantor subsidiaries to the extent of the value of the collateral. The Guarantors guarantee the 8.25% and 8.75% senior second lien notes which rank senior in right of payment to all existing and future unsecured indebtedness of FDC’s guarantor subsidiaries to the extent of the value of the collateral. The 12.625% senior note, 10.625% senior note, and 11.25% senior note guarantees are unsecured and rank equally in right of payment with all existing and future senior indebtedness of the guarantor subsidiaries but senior in right of payment to all existing and future subordinated indebtedness of FDC’s guarantor subsidiaries. The 11.75% senior subordinated note guarantee is unsecured and ranks equally in right of payment with all existing and future senior subordinated indebtedness of the guarantor subsidiaries.

All of the above guarantees are full, unconditional, and joint and several and each of the Guarantors is 100% owned, directly or indirectly, by FDC. None of the other subsidiaries of FDC, either direct or indirect, guarantee the notes (Non-Guarantors). The Guarantors are subject to release under certain circumstances as described below.

The credit agreement governing the guarantees of the senior secured revolving credit facility and senior secured term loan facility provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including under the following circumstances:

•
the Guarantor ceases to be a “restricted subsidiary” for purpose of the agreement because FDC no longer directly or indirectly owns 50% of the equity or, if a corporation, stock having voting power to elect a majority of the board of directors of the Guarantor; or

•	the Guarantor is designated as an “unrestricted subsidiary” for purposes of the agreement covenants; or

•
the Guarantor is no longer wholly owned by FDC subject to the value of all Guarantors released under this provision does not exceed (x) 10% of FDC’s Covenant EBITDA plus (y) the amount of investments permitted under the agreement in respect of non-guarantors.

The indentures governing all of the other guarantees described above provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	the sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The Company corrected errors related to the presentation of cost allocations and interest on intercompany notes in the Guarantor condensed consolidating financial statements related primarily to 2008 and 2009. The Company does not believe these errors were material. The adjustments are limited to the guarantor footnote and do not affect any other reported amounts or disclosures in the Company’s consolidated financial statements. The Company also corrected its accounting for debt transactions as described in Note 6 "Borrowings" of these consolidated financial statements.

During the third quarter of 2014, the senior secured loan facilities were amended and three subsidiaries were removed as guarantors. Although these changes were not material and did not have an impact to the Company’s consolidated financial statements, the Company adjusted prior periods to align with the new guarantor structure. These adjustments are limited to the guarantor footnote and do not affect any other reported amounts or disclosures in the Company’s consolidated financial statements. Refer to Note 6 "Borrowings" of these consolidated financial statements for additional information on the private placement.

A summary of the adjustments is as follows:

	Year ended December 31, 2013
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Revenues	$—	$—	$7,258	$6,665	$3,838	$4,431	$(287)	$(287)
(Loss) income before income taxes and equity earnings in affiliates	(1,171)	(1,236)	596	564	523	600	(741)	(786)
Income tax (benefit) expense	(302)	(284)	301	250	88	139	—	—
Net (loss) income attributable to First Data Corporation	(869)	(952)	483	483	379	424	(862)	(907)
Comprehensive (loss) income attributable to First Data Corporation	(906)	(989)	453	453	283	331	(736)	(784)

	Year ended December 31, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Revenues	$—	$—	$7,181	$6,569	$3,781	$4,393	$(282)	$(282)
(Loss) income before income taxes and equity earnings in affiliates	(1,244)	(1,298)	564	561	473	569	(702)	(795)
Income tax (benefit) expense	(543)	(562)	274	252	45	67	—	—
Net (loss) income attributable to First Data Corporation	(701)	(736)	447	447	367	460	(814)	(907)
Comprehensive (loss) income attributable to First Data Corporation	(655)	(690)	449	447	356	451	(805)	(898)

	As of December 31, 2013
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Assets:
Investment in consolidated subsidiaries	$24,393	$24,393	$5,314	$5,714	$—	$—	$(29,707)	$(30,107)
Total assets	34,719	34,657	36,078	35,525	18,712	21,159	(54,269)	(56,163)
Liabilities and Equity:
Total liabilities	36,209	36,265	14,980	15,484	6,850	7,841	(24,561)	(26,056)
First Data Corporation shareholder's equity	(1,490)	(1,608)	21,097	20,041	5,417	6,873	(26,514)	(26,914)
Total equity	(1,490)	(1,608)	21,097	20,041	11,793	13,249	(29,707)	(30,107)
Total liabilities and equity	34,719	34,657	36,078	35,525	18,712	21,159	(54,269)	(56,163)

	Year ended December 31, 2013
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Net cash (used in) provided by operating activities	$(1,733)	$(1,691)	$1,450	$1,333	$956	$1,073	$—	$—
Net cash provided by (used in) investing activities	165	165	(1)	20	(149)	(170)	(368)	(368)
Net cash provided by (used in) financing activities	1,377	1,335	(1,441)	(1,341)	(794)	(894)	368	368

	Year ended December 31, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Net cash (used in) provided by operating activities	$(1,681)	$(1,645)	$1,681	$1,520	$767	$928	$—	$—
Net cash provided by (used in) investing activities	191	191	(12)	6	(132)	(150)	(444)	(444)
Net cash provided by (used in) financing activities	1,555	1,519	(1,664)	(1,528)	(582)	(720)	444	444

The following tables present the results of operations, financial position, and cash flows of FDC (FDC Parent Company), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and consolidation adjustments for the years ended December 31, 2014, 2013, and 2012 and as of December 31, 2014 and 2013 to arrive at the information for FDC on a consolidated basis.

	Year ended December 31, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,712	$3,056	$(258)	$6,510
Product sales and other	—	625	473	(60)	1,038
Reimbursable debit network fees, postage, and other	—	2,510	1,094	—	3,604
Total revenues	—	6,847	4,623	(318)	11,152
Expenses:
Cost of services (exclusive of items shown below)	—	1,403	1,523	(258)	2,668
Cost of products sold	—	223	167	(60)	330
Selling, general, and administrative	131	1,125	787	—	2,043
Reimbursable debit network fees, postage, and other	—	2,510	1,094	—	3,604
Depreciation and amortization	10	607	439	—	1,056
Other operating expenses:
Restructuring, net	10	3	—	—	13
Total expenses	151	5,871	4,010	(318)	9,714
Operating (loss) profit	(151)	976	613	—	1,438
Interest income	—	—	11	—	11
Interest expense	(1,724)	(9)	(6)	—	(1,739)
Loss on debt extinguishment	(274)	—	—	—	(274)
Interest income (expense) from intercompany notes	316	(305)	(11)	—	—
Other income (expense)	81	100	(20)	—	161
Equity earnings from consolidated subsidiaries	833	294	—	(1,127)	—
	(768)	80	(26)	(1,127)	(1,841)
(Loss) income before income taxes and equity earnings in affiliates	(919)	1,056	587	(1,127)	(403)
Income tax (benefit) expense	(461)	377	166	—	82
Equity earnings in affiliates	—	202	18	—	220
Net (loss) income	(458)	881	439	(1,127)	(265)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	66	127	193
Net (loss) income attributable to First Data Corporation	$(458)	$881	$373	$(1,254)	$(458)
Comprehensive (loss) income	$(798)	$709	$187	$(714)	$(616)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	55	127	182
Comprehensive (loss) income attributable to First Data Corporation	$(798)	$709	$132	$(841)	$(798)

	Year ended December 31, 2013 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,585	$2,987	$(227)	$6,345
Product sales and other	—	570	447	(60)	957
Reimbursable debit network fees, postage, and other	—	2,510	997	—	3,507
Total revenues	—	6,665	4,431	(287)	10,809
Expenses:
Cost of services (exclusive of items shown below)	—	1,508	1,442	(227)	2,723
Cost of products sold	—	217	171	(60)	328
Selling, general, and administrative	115	1,136	729	—	1,980
Reimbursable debit network fees, postage, and other	—	2,510	997	—	3,507
Depreciation and amortization	7	623	461	—	1,091
Other operating expenses:
Restructuring, net	18	25	5	—	48
Litigation and regulatory settlements	8	—	—	—	8
Total expenses	148	6,019	3,805	(287)	9,685
Operating (loss) profit	(148)	646	626	—	1,124
Interest income	—	—	11	—	11
Interest expense	(1,850)	(10)	(7)	—	(1,867)
Loss on debt extinguishment	(79)	—	—	—	(79)
Interest income (expense) from intercompany notes	315	(276)	(39)	—	—
Other income (expense)	(53)	(3)	9	—	(47)
Equity earnings from consolidated subsidiaries	579	207	—	(786)	—
	(1,088)	(82)	(26)	(786)	(1,982)
(Loss) income before income taxes and equity earnings in affiliates	(1,236)	564	600	(786)	(858)
Income tax (benefit) expense	(284)	250	139	—	105
Equity earnings in affiliates	—	169	19	—	188
Net (loss) income	(952)	483	480	(786)	(775)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	56	121	177
Net (loss) income attributable to First Data Corporation	$(952)	$483	$424	$(907)	$(952)
Comprehensive (loss) income	$(989)	$453	$388	$(663)	$(811)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	57	121	178
Comprehensive (loss) income attributable to First Data Corporation	$(989)	$453	$331	$(784)	$(989)

	Year ended December 31, 2012 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,540	$2,990	$(200)	$6,330
Product sales and other	—	604	443	(59)	988
Reimbursable debit network fees, postage, and other	—	2,425	960	(23)	3,362
Total revenues	—	6,569	4,393	(282)	10,680
Expenses:
Cost of services (exclusive of items shown below)	—	1,504	1,477	(200)	2,781
Cost of products sold	—	225	164	(59)	330
Selling, general, and administrative	89	1,142	682	—	1,913
Reimbursable debit network fees, postage, and other	—	2,425	960	(23)	3,362
Depreciation and amortization	8	687	497	—	1,192
Other operating expenses:
Restructuring, net	—	7	16	—	23
Impairments	—	5	—	—	5
Total expenses	97	5,995	3,796	(282)	9,606
Operating (loss) profit	(97)	574	597	—	1,074
Interest income	—	1	8	—	9
Interest expense	(1,879)	(7)	(10)	—	(1,896)
Loss on debt extinguishment	(56)	—	—	—	(56)
Interest income (expense) from intercompany notes	313	(271)	(42)	—	—
Other income (expense)	(102)	(8)	16	—	(94)
Equity earnings from consolidated subsidiaries	523	272	—	(795)	—
	(1,201)	(13)	(28)	(795)	(2,037)
(Loss) income before income taxes and equity earnings in affiliates	(1,298)	561	569	(795)	(963)
Income tax (benefit) expense	(562)	252	67	—	(243)
Equity earnings in affiliates	—	138	20	—	158
Net (loss) income	(736)	447	522	(795)	(562)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	62	112	174
Net (loss) income attributable to First Data Corporation	$(736)	$447	$460	$(907)	$(736)
Comprehensive (loss) income	$(690)	$447	$516	$(786)	$(513)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	65	112	177
Comprehensive (loss) income attributable to First Data Corporation	$(690)	$447	$451	$(898)	$(690)

	As of December 31, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$23	$335	$—	$358
Accounts receivable, net of allowance for doubtful accounts	8	729	1,015	—	1,752
Settlement assets (a)	—	3,849	3,706	—	7,555
Intercompany notes receivable	3,375	307	—	(3,682)	—
Other current assets	44	119	126	—	289
Total current assets	3,427	5,027	5,182	(3,682)	9,954
Property and equipment, net of accumulated depreciation	33	619	278	—	930
Goodwill	—	9,085	7,932	—	17,017
Customer relationships, net of accumulated amortization	—	1,469	1,135	—	2,604
Other intangibles, net of accumulated amortization	603	623	519	—	1,745
Investment in affiliates	—	948	153	—	1,101
Long-term settlement assets (a)	—	—	3	—	3
Long-term intercompany receivables	6,064	14,442	5,135	(25,641)	—
Long-term intercompany notes receivable	320	1	9	(330)	—
Long-term deferred tax assets	671	—	—	(671)	—
Other long-term assets	328	317	298	(97)	846
Investment in consolidated subsidiaries	24,474	5,331	—	(29,805)	—
Total assets	$35,920	$37,862	$20,644	$(60,226)	$34,200
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$9	$171	$100	$—	$280
Short-term and current portion of long-term borrowings	20	64	77	—	161
Settlement obligations (a)	—	3,849	3,708	—	7,557
Intercompany notes payable	309	3,346	27	(3,682)	—
Other current liabilities	583	528	422	—	1,533
Total current liabilities	921	7,958	4,334	(3,682)	9,531
Long-term borrowings	20,627	131	2	—	20,760
Long-term deferred tax liabilities	—	1,024	168	(671)	521
Long-term intercompany payables	14,397	7,804	3,440	(25,641)	—
Long-term intercompany notes payable	9	260	61	(330)	—
Other long-term liabilities	536	225	124	(97)	788
Total liabilities	36,490	17,402	8,129	(30,421)	31,600
Redeemable equity interest	—	—	70	(70)	—
Redeemable noncontrolling interest	—	—	—	70	70
First Data Corporation stockholder’s (deficit) equity	(570)	20,460	6,241	(26,701)	(570)
Noncontrolling interests	—	—	101	2,999	3,100
Equity of consolidated alliance	—	—	6,103	(6,103)	—
Total equity	(570)	20,460	12,445	(29,805)	2,530
Total liabilities and equity	$35,920	$37,862	$20,644	$(60,226)	$34,200

	As of December 31, 2013 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$36	$33	$356	$—	$425
Accounts receivable, net of allowance for doubtful accounts	6	776	982	—	1,764
Settlement assets (a)	—	3,786	3,756	—	7,542
Intercompany notes receivable	21	—	17	(38)	—
Other current assets	64	180	101	—	345
Total current assets	127	4,775	5,212	(38)	10,076
Property and equipment, net of accumulated depreciation	28	540	281	—	849
Goodwill	—	9,090	8,158	—	17,248
Customer relationships, net of accumulated amortization	—	1,732	1,430	—	3,162
Other intangibles, net of accumulated amortization	605	517	598	—	1,720
Investment in affiliates	—	1,143	191	—	1,334
Long-term settlement assets (a)	—	—	15	—	15
Long-term intercompany receivables	4,818	11,379	5,036	(21,233)	—
Long-term intercompany notes receivable	3,537	289	—	(3,826)	—
Long-term deferred tax assets	850	—	—	(850)	—
Other long-term assets	299	346	238	(109)	774
Investment in consolidated subsidiaries	24,393	5,714	—	(30,107)	—
Total assets	$34,657	$35,525	$21,159	$(56,163)	$35,178
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$10	$172	$106	$—	$288
Short-term and current portion of long-term borrowings	4	66	76	—	146
Settlement obligations (a)	—	3,786	3,767	—	7,553
Intercompany notes payable	17	—	21	(38)	—
Other current liabilities	686	531	414	—	1,631
Total current liabilities	717	4,555	4,384	(38)	9,618
Long-term borrowings	22,527	77	10	—	22,614
Long-term deferred tax liabilities	(1)	1,240	163	(850)	552
Long-term intercompany payables	12,172	5,933	3,128	(21,233)	—
Long-term intercompany notes payable	290	3,450	86	(3,826)	—
Other long-term liabilities	560	229	70	(109)	750
Total liabilities	36,265	15,484	7,841	(26,056)	33,534
Redeemable equity interest	—	—	69	(69)	—
Redeemable noncontrolling interest	—	—	—	69	69
First Data Corporation stockholder’s (deficit) equity	(1,608)	20,041	6,873	(26,914)	(1,608)
Noncontrolling interests	—	—	90	3,093	3,183
Equity of consolidated alliance	—	—	6,286	(6,286)	—
Total equity	(1,608)	20,041	13,249	(30,107)	1,575
Total liabilities and equity	$34,657	$35,525	$21,159	$(56,163)	$35,178

(a)
The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	Year ended December 31, 2014
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(458)	$881	$439	$(1,127)	$(265)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	10	683	470	—	1,163
Charges (gains) related to other operating expenses and other income	203	(97)	20	—	126
Other non-cash and non-operating items, net	(737)	(367)	(20)	1,127	3
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	(694)	632	70	—	8
Net cash (used in) provided by operating activities	(1,676)	1,732	979	—	1,035
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	—	270	—	—	270
Additions to property and equipment	(8)	(124)	(176)	—	(308)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	—	(183)	(76)	—	(259)
Acquisitions, net of cash acquired	—	(31)	—	—	(31)
Proceeds from sale of property and equipment	—	2	1	—	3
Other investing activities	—	—	(4)	—	(4)
Distributions and dividends from subsidiaries	75	232	—	(307)	—
Net cash provided by (used in) investing activities	67	166	(255)	(307)	(329)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	10	—	2	—	12
Proceeds from issuance of long-term debt	1,830	—	—	—	1,830
Debt modification and related financing costs, net	(355)	—	—	—	(355)
Principal payments on long-term debt	(3,673)	(73)	(5)	—	(3,751)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(45)	(221)	(266)
Distributions paid to equity holders	—	—	(453)	453	—
Purchase of noncontrolling interest	—	—	(1)	—	(1)
Capital transactions, net	1,788	—	(75)	75	1,788
Intercompany	1,973	(1,840)	(133)	—	—
Net cash provided by (used in) financing activities	1,573	(1,913)	(710)	307	(743)
Effect of exchange rate changes on cash and cash equivalents	—	5	(35)	—	(30)
Change in cash and cash equivalents	(36)	(10)	(21)	—	(67)
Cash and cash equivalents at beginning of period	36	33	356	—	425
Cash and cash equivalents at end of period	$—	$23	$335	$—	$358

	Year ended December 31, 2013 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(952)	$483	$480	$(786)	$(775)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	7	715	490	—	1,212
Charges (gains) related to other operating expenses and other income (expense)	158	28	(4)	—	182
Other non-cash and non-operating items, net	(498)	(268)	(29)	786	(9)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(406)	375	136	—	105
Net cash (used in) provided by operating activities	(1,691)	1,333	1,073	—	715
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid and cash disposed	—	10	8	—	18
Additions to property and equipment	—	(68)	(126)	—	(194)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1)	(124)	(60)	—	(185)
Acquisitions, net of cash acquired	(12)	—	—	—	(12)
Proceeds from sale of property and equipment	—	5	7	—	12
Other investing activities	—	7	1	—	8
Distributions and dividends from subsidiaries	178	190	—	(368)	—
Net cash provided by (used in) investing activities	165	20	(170)	(368)	(353)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	(109)	—	(109)
Proceeds from issuance of long-term debt	4,472	—	—	—	4,472
Debt modification and related financing costs, net	(111)	—	—	—	(111)
Principal payments on long-term debt	(4,429)	(67)	(10)	—	(4,506)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(41)	(183)	(224)
Distributions paid to equity holders	—	—	(373)	373	—
Purchase of noncontrolling interest	—	—	(24)	—	(24)
Capital transactions, net	(30)	—	(178)	178	(30)
Intercompany	1,433	(1,274)	(159)	—	—
Net cash provided by (used in) financing activities	1,335	(1,341)	(894)	368	(532)
Effect of exchange rate changes on cash and cash equivalents	—	(2)	(11)	—	(13)
Change in cash and cash equivalents	(191)	10	(2)	—	(183)
Cash and cash equivalents at beginning of period	227	23	358	—	608
Cash and cash equivalents at end of period	$36	$33	$356	$—	$425

	Year ended December 31, 2012 (As Adjusted)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(736)	$447	$522	$(795)	$(562)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	8	794	529	—	1,331
(Gains) charges related to other operating expenses and other income (expense)	158	20	—	—	178
Other non-cash and non-operating items, net	(484)	(332)	(19)	795	(40)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(591)	591	(104)	—	(104)
Net cash (used in) provided by operating activities	(1,645)	1,520	928	—	803
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment	(3)	(70)	(120)	—	(193)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1)	(133)	(43)	—	(177)
Acquisitions, net of cash acquired	(33)	—	—	—	(33)
Contributions to equity method investments	—	(8)	—	—	(8)
Proceeds from sale of property and equipment	—	2	6	—	8
Other investing activities	3	(4)	7	—	6
Distributions and dividends from subsidiaries	225	219	—	(444)	—
Net cash provided by (used in) investing activities	191	6	(150)	(444)	(397)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	99	—	99
Proceeds from issuance of long-term debt	3,724	—	—	—	3,724
Debt modification and related financing costs, net	(97)	—	—	—	(97)
Principal payments on long-term debt	(3,649)	(57)	(24)	—	(3,730)
Proceeds from sale-leaseback transactions	—	14	—	—	14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(54)	(208)	(262)
Distributions paid to equity holders	—	—	(424)	424	—
Purchase of noncontrolling interest	—	—	(25)	—	(25)
Capital transactions, net	(8)	—	(228)	228	(8)
Intercompany	1,549	(1,485)	(64)	—	—
Net cash provided by (used in) financing activities	1,519	(1,528)	(720)	444	(285)
Effect of exchange rate changes on cash and cash equivalents	—	—	1	—	1
Change in cash and cash equivalents	65	(2)	59	—	122
Cash and cash equivalents at beginning of period	162	25	299	—	486
Cash and cash equivalents at end of period	$227	$23	$358	$—	$608